UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                01/16/2001
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        -------------------

Form 13F Information Table Entry Total:   88
                                        -------------------

Form 13F Information Table Value Total: $ 331,831
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       9,410    194,275      X                           12,700         181,575
ABERCROMBIE & FITCH        COM       002896207       1,191     59,550      X                                           59,550
ALLIANT TECHSYSTEMS INC    COM       018804104         389      5,825      X                                            5,825
AMBAC                      COM       023139108       3,162     54,225      X                                           54,225
AMERICAN EXPRESS           COM       025816109       4,631     84,301      X                                           84,301
AMETEK                     COM       031100100       4,413    170,125      X                           14,700         155,425
AMGEN                      COM       031162100       7,845    122,700      X                           23,400          99,300
ANHEUSER BUSCH             COM       035229103       5,192    114,100      X                                          114,100
APPLIED MATERIALS          COM       038222105       2,193     57,430      X                                           57,430
AVON PRODUCTS              COM       054303102       9,756    203,779      X                           16,000         187,779
BANK OF AMERICA            COM       06605F102       1,747     38,088      X                            3,900          34,188
BECTON DICKINSON           COM       075887109       2,732     78,900      X                                           78,900
BED BATH & BEYOND          COM       075896100         772     34,500      X                                           34,500
BRIGGS & STRATTON          COM       109043109       1,092     24,600      X                                           24,600
BRISTOL-MYERS SQUIBB       COM       110122108       7,036     95,160      X                                           95,160
C S G SYSTEMS INTL INC     COM       126349109       5,040    107,375      X                                          107,375
CARDINAL HEALTH            COM       14149Y108         448      4,500      X                            4,500               0
CATALINA MARKETING         COM       148867104       9,203    236,346      X                                          236,346
CATERPILLAR                COM       149123101         693     14,642      X                                           14,642
CISCO SYSTEMS              COM       17275R102       6,342    165,800      X                           15,900         149,900
CITIGROUP                  COM       172967101         661     12,943      X                                           12,943
COCA COLA                  COM       191216100       2,606     42,765      X                                           42,765
COLGATE PALMOLIVE          COM       194162103       2,231     34,558      X                                           34,558
COMPUTER ASSOCIATES        COM       204912109       2,831    145,199      X                            6,000         139,199
COMPUWARE                  COM       205638109         131     20,904      X                                           20,904
COSTCO WHSL                COM       22160Q102         423     10,600      X                           10,600               0
CRANE                      COM       224399105         683     24,000      X                                           24,000
DELL COMPUTER              COM       247025109       5,988    343,422      X                           18,000         325,422
DELTA AIR LINES            COM       247361108       4,569     91,032      X                                           91,032
DIONEX CORP                COM       254546104         210      6,100      X                                            6,100
DOLLAR TREE STORES         COM       256747106       1,958     79,913      X                            8,000          71,913
DOVER                      COM       260003108       1,420     35,000      X                                           35,000
DU PONT                    COM       263534109       2,143     44,350      X                                           44,350
EASTMAN KODAK              COM       277461109         675     17,150      X                                           17,150
EATON                      COM       278058102       4,639     61,700      X                                           61,700
EQUIFAX                    COM       294429105       3,274    114,110      X                           20,000          94,110
ETHAN ALLEN INTERIORS      COM       297602104         596     17,800      X                                           17,800
F M C                      COM       302491303         348      4,850      X                                            4,850
FANNIE MAE                 COM       313586109       8,924    102,875      X                           10,400          92,475
FIRST UNION                COM       337358105         773     27,800      X                            7,400          20,400
FORD                       COM       345370100       2,895    123,535      X                                          123,535
FREDDIE MAC                COM       313400301       3,094     44,925      X                                           44,925
GANNETT                    COM       364730101       3,601     57,100      X                                           57,100
GAP (THE)                  COM       364760108       1,652     64,800      X                                           64,800
GENERAL MOTORS             COM       370442105       5,372    105,472      X                            7,200          98,272
HONEYWELL                  COM       438506107       8,802    186,042      X                           17,987         168,055
I B M                      COM       459200101       1,940     22,819      X                                           22,819
I C N PHARM                COM       448924100         367     11,947      X                                           11,947
IMS HEALTH                 COM       449934108       5,140    190,358      X                           22,000         168,358
INTEL                      COM       458140100       7,628    253,743      X                           15,600         238,143
INTERPUBLIC GROUP          COM       460690100       1,058     24,868      X                                           24,868
JOHNSON & JOHNSON          COM       478160104       1,838     17,496      X                                           17,496
KIMBERLY-CLARK             COM       494368103      10,443    147,731      X                                          147,731
LEXMARK INTL GROUP         COM       529771107       1,697     38,290      X                                           38,290
LILLY ELI & CO             COM       532457108       1,754     18,850      X                                           18,850
M B N A                    COM       55262L100      10,700    289,687      X                                          289,687
MAYTAG                     COM       578592107       3,993    123,560      X                           14,000         109,560
MCGRAW-HILL COS            COM       580645109         954     16,275      X                                           16,275
MEDTRONIC                  COM       585055106         459      7,600      X                            7,600               0
MERCK                      COM       589331107       9,529    101,777      X                                          101,777
METTLER TOLEDO INTL        COM       592688105       5,949    109,400      X                            5,000         104,400
MICROSOFT                  COM       594918104         587     13,540      X                            7,200           6,340
MILLIPORE                  COM       601073109       1,928     30,600      X                                           30,600
MORGAN J P                 COM       616880BF6         314      1,900      X                                            1,900
NATIONAL CITY CORP         COM       635405103       1,754     61,000      X                                           61,000
ORACLE                     COM       68389X105      11,009    378,814      X                                          378,814
P P G INDUSTRIES           COM       693506107       2,251     48,600      X                            8,000          40,600
PATTERSON DENTAL           COM       703412106       8,233    243,046      X                                          243,046
PEPSICO                    COM       713448108         797     16,083      X                            5,200          10,883
PFIZER                     COM       717081103       2,026     44,054      X                           15,000          29,054
PITNEY BOWES INC           COM       724479100       3,258     98,349      X                                           98,349
PLANTRONICS                COM       727493108       8,158    173,578      X                                          173,578
PROVIDIAN FINANCIAL        COM       74406A102       6,170    107,300      X                                          107,300
RALSTON PURINA             COM       751277302      10,152    388,592      X                                          388,592
RAYMOND JAMES FINL         COM       754730109       4,915    140,930      X                                          140,930
SAFEWAY                    COM       786514208       9,468    151,481      X                           14,100         137,381
SCHERING-PLOUGH            COM       806605101      13,412    236,333      X                                          236,333
SUPERIOR INDUSTRIES        COM       868168105       4,270    135,295      X                           18,000         117,295
TEXAS INSTRUMENTS          COM       882508104       3,233     68,250      X                                           68,250
TIDEWATER                  COM       886423102         590     13,300      X                           12,000           1,300
U S BANCORP                COM       902973106       4,273    146,408      X                           15,000         131,408
UNION CARBIDE              COM       905581104       1,098     20,400      X                                           20,400
UNITED TECHNOLOGIES        COM       913017109       5,716     72,698      X                            8,600          64,098
VERITAS SOFTWARE           COM       923436109         377      4,309      X                                            4,309
VERIZON COMMUNICATIONS     COM       92343V104       2,552     50,910      X                                           50,910
WACHOVIA                   COM       929771103         339      5,840      X                                            5,840
WATERS                     COM       941848103       7,391     88,512      X                           10,000          78,512
WELLS FARGO                COM       949746101         325      5,828      X                                            5,828